Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 359	$ 0	$ 688,262	$ 246,390	$ 31,480	$ 966,491
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	35,990,288	43,592
Stock-based compensation expense (Note 17)	$ 5	$ 0	10,184	0	0	10,189
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	440,698
Cancellation of Class A common shares (Note 16)	$ (13)	0	(21,956)	0	0	(21,969)
Stock Repurchased and Retired During Period, Shares	(1,242,663)
Other comprehensive loss	$ 0	0	0	0	(12,140)	(12,140)
Net Income for the year	0	0	0	304,500	0	304,500
Series B Preferred Shares dividend (Note 16)	0	0	0	(9,536)	0	(9,536)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	0	102	0	0	102
Class A common shares dividend (Note 16)	0	0	0	(53,249)	0	(53,249)
Ending balance, value at Dec. 31, 2023	$ 351	$ 0	676,592	488,105	19,340	1,184,388
Shares, Outstanding, Ending Balance at Dec. 31, 2023	35,188,323	43,592
Stock-based compensation expense (Note 17)	$ 6	$ 0	8,698	0	0	8,704
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	483,713
Cancellation of Class A common shares (Note 16)	$ (2)	0	(4,992)	0	0	(4,994)
Stock Repurchased and Retired During Period, Shares	(251,772)
Other comprehensive loss	$ 0	0	0	0	(10,716)	(10,716)
Net Income for the year	0	0	0	353,628	0	353,628
Series B Preferred Shares dividend (Note 16)	0	0	0	(9,536)	0	(9,536)
Class A common shares dividend (Note 16)	0	0	0	(58,438)	0	(58,438)
Issuance of Class A common shares, net of offering costs (Note 16)	$ 0	0	445	0	0	445
Stock Issued During Period, Shares, New Issues	27,106
Ending balance, value at Dec. 31, 2024	$ 355	$ 0	680,743	773,759	8,624	1,463,481
Shares, Outstanding, Ending Balance at Dec. 31, 2024	35,447,370	43,592
Stock-based compensation expense (Note 17)	$ 4	$ 0	13,960	0	0	13,964
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	466,258
Other comprehensive loss	$ 0	0	0	0	(6,847)	(6,847)
Net Income for the year	0	0	0	416,455	0	416,455
Series B Preferred Shares dividend (Note 16)	0	0	0	(9,536)	0	(9,536)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	0	(239)	0	0	(239)
Class A common shares dividend (Note 16)				(76,061)		(76,061)
Issuance of Class A common shares, net of offering costs (Note 16)	0	0	(133)	0	0	(133)
Ending balance, value at Dec. 31, 2025	$ 359	$ 0	$ 694,331	$ 1,104,617	$ 1,777	$ 1,801,084
Shares, Outstanding, Ending Balance at Dec. 31, 2025	35,913,628	43,592